Other Assets (Tables)	12 Months Ended
Jun. 30, 2026
Other Assets [Abstract]
Schedule of Other Assets

(a) Other current assets

	2026	2025	2024
	AUD$	AUD$	AUD$
CURRENT
Digital Assets[1]	3,212,394	-	-
Prepayments	-	58,025	-
Tax prepayment	28,500	619,932	-
Other current assets	37,275	321,203	201,830
Total other current assets	3,278,169	999,160	201,830

[1]	Digital assets consist of cryptocurrencies received from equity financing and held by the Group, which are evaluated at the end of each reporting period. The cryptocurrency held by the Group is Tether (USDT), a fiat-backed stablecoin pegged to the U.S. dollar, with a carrying value of US$2,206,594 (AUD$3,212,394) as of June 30, 2026. During FY2026, the Group received US$8.4 million (AUD$12.24 million) in USDT from private placement proceeds, utilized US$4.59 million (AUD$6.68 million) in USDT for the RentBuddyUK acquisition consideration, and deployed approximately US$1.60 million (AUD$2.34 million) in USDT toward software development for TenantGraph (capitalized within intangible assets per Note 10), leaving an ending balance of US$2,206,594 (AUD$3,212,394) carried at fair value.

(b) Prepayment of Equipment

	2026	2025	2024
	AUD$	AUD$	AUD$
NON-CURRENT
Prepayment of equipment	-	-	429,841